PENSION LIABILITIES, NET (Schedule Of Assumptions Used) (Details)	Dec. 31, 2020	Dec. 31, 2019
Liability, Defined Benefit Plan [Abstract]
Discount rate	1.70%	2.30%
Rate of compensation increase	2.25%	2.25%